Deferred Income (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Income [Abstract]
Schedule of Deferred Income
	December 31,	December 31,
	2023	2022
Upfront payment	-	932,200
Total deferred income	-	932,200